Nature of Operations and Going Concern (Details) - USD ($)					1 Months Ended		12 Months Ended
	Apr. 06, 2023	Apr. 06, 2023	Nov. 14, 2022	Sep. 30, 2022	Jan. 16, 2024	Sep. 18, 2023	Oct. 31, 2023	Oct. 31, 2022
Nature of Operations and Going Concern (Details) [Line Items]
Aggregate gross proceeds	$ 3,500,000	$ 3,500,000	$ 7,500,000		$ 2,400,000	$ 2,250,000
Net proceeds	$ 2,900,000						$ 2,936,079
Accumulated deficit							$ (18,768,063)	$ (10,147,226)
Common shares received per share (in Dollars per share)				$ 0.0333
Description of currency exchange rate							The change in the functional currency was accounted for prospectively from the date of the change by translating all items of the financial statement into the new functional currency using the exchange rate of $0.7327 CAD/USD at the date of the change.
Going concern [Member]
Nature of Operations and Going Concern (Details) [Line Items]
Net proceeds						$ 1,800,000
Negative cash flow							$ 6,301,472
Accumulated deficit							$ 18,768,063